ALLOWANCE FOR LOAN LOSSES (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Loan Losses [Line Items]
Non accrual loans	$ 28,010	$ 31,343	$ 51,066
Agriculture and Agricultural Real Estate [Member]
Allowance For Loan Losses [Line Items]
Non accrual loans	84	198	867
Commercial [Member]
Allowance For Loan Losses [Line Items]
Non accrual loans	991	1,578	2,309
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
Non accrual loans	16,099	17,950	23,557
Construction Real Estate [Member]
Allowance For Loan Losses [Line Items]
Non accrual loans	2,349	3,438	6,653
Residential Real Estate [Member]
Allowance For Loan Losses [Line Items]
Non accrual loans	8,048	7,870	17,484
Consumer and Other [Member]
Allowance For Loan Losses [Line Items]
Non accrual loans	$ 439	$ 309	$ 196